Commitments and Contingencies (Narratives4) (Details) (Toro's sale agreement (Member), USD $) In Thousands, unless otherwise specified	0 Months Ended
	Feb. 13, 2009	Jan. 29, 2009	Jul. 17, 2008 DWT
Toro's sale agreement (Member)
Size of Vessels			73,034
Vessel Sale Price			$ 63,400
Revised vessel sale price		36,000
Security Deposit Released In Favor Of Company		6,300
Additional Security deposit		1,500
Security deposit not paid	$ 1,500